Unaudited Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 16,997	$ 22,519
Marketable securities	1,053	1,885
Trade and other receivables, net	5,027	4,972
Inventories, net	9,216	8,489
Recoverable income taxes	471	479
Other recoverable taxes	1,865	1,958
Advances to suppliers	50	78
Others	2,334	1,433
Current assets other than assets classified as held for sale	37,013	41,813
Assets classified as held for sale	400	5,318
Current assets	37,413	47,131
Long-term receivables
Trade and other receivables, net	4,951	5,175
Marketable securities	52	64
Judicial deposits	5,847	5,582
Deferred income taxes	4,047	3,438
Other tax assets	2,596	3,075
Advances to suppliers	797	1,032
Others	2,595	3,084
Non-current receivables	20,885	21,450
Investments	3,187	3,795
Property, plant and equipment	157,032	176,650
Intangible assets	2,004	2,340
Non-current assets	183,108	204,235
Total assets	220,521	251,366
Current liabilities
Trade payables	5,386	5,767
Finance debt	3,959	7,001
Finance lease obligations	23	25
Income taxes payable	427	299
Other taxes payable	4,091	4,548
Payroll and related charges	1,559	1,309
Pension and medical benefits	727	844
Provisions for legal proceedings	3,215	2,256
Others	2,524	2,508
Current liabilities other than Liabilities on assets classified as held for sale	21,911	24,557
Liabilities related to assets classified as held for sale	43	391
Current liabilities	21,954	24,948
Non-current liabilities
Finance debt	87,557	102,045
Finance lease obligations	173	204
Income taxes payable	565	671
Deferred income taxes	425	1,196
Pension and medical benefits	18,549	20,986
Provisions for legal proceedings	3,469	4,770
Provision for decommissioning costs	12,276	14,143
Others	1,003	901
Non-current liabilities	124,017	144,916
Total liabilities	145,971	169,864
Equity
Share capital (net of share issuance costs)	107,101	107,101
Capital transactions	1,067	1,067
Profit reserves	57,517	53,056
Accumulated other comprehensive (deficit)	(92,512)	(81,422)
Attributable to the shareholders of Petrobras	73,173	79,802
Non-controlling interests	1,377	1,700
Total equity	74,550	81,502
Total liabilities and equity	$ 220,521	$ 251,366